Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	MFS SERIES TRUST XI
Entity Central Index Key	0000911637
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2020
Document Effective Date	Jan. 28, 2020
Prospectus Date	Jan. 28, 2020
MFS® Blended Research® Core Equity Fund | R6
Prospectus:
Trading Symbol	MUEVX
MFS® Blended Research® Core Equity Fund | R4
Prospectus:
Trading Symbol	MUEUX
MFS® Blended Research® Core Equity Fund | R3
Prospectus:
Trading Symbol	MUETX
MFS® Blended Research® Core Equity Fund | R2
Prospectus:
Trading Symbol	MUESX
MFS® Blended Research® Core Equity Fund | R1
Prospectus:
Trading Symbol	MUERX
MFS® Blended Research® Core Equity Fund | I
Prospectus:
Trading Symbol	MUSEX
MFS® Blended Research® Core Equity Fund | C
Prospectus:
Trading Symbol	MUECX
MFS® Blended Research® Core Equity Fund | B
Prospectus:
Trading Symbol	MUSBX
MFS® Blended Research® Core Equity Fund | A
Prospectus:
Trading Symbol	MUEAX
MFS® Mid Cap Value Fund | R6
Prospectus:
Trading Symbol	MVCKX
MFS® Mid Cap Value Fund | R3
Prospectus:
Trading Symbol	MVCHX
MFS® Mid Cap Value Fund | R2
Prospectus:
Trading Symbol	MCVRX
MFS® Mid Cap Value Fund | R1
Prospectus:
Trading Symbol	MVCGX
MFS® Mid Cap Value Fund | I
Prospectus:
Trading Symbol	MCVIX
MFS® Mid Cap Value Fund | C
Prospectus:
Trading Symbol	MVCCX
MFS® Mid Cap Value Fund | B
Prospectus:
Trading Symbol	MCBVX
MFS® Mid Cap Value Fund | 529C
Prospectus:
Trading Symbol	ECCVX
MFS® Mid Cap Value Fund | 529B
Prospectus:
Trading Symbol	EBCVX
MFS® Mid Cap Value Fund | 529A
Prospectus:
Trading Symbol	EACVX
MFS® Mid Cap Value Fund | R4
Prospectus:
Trading Symbol	MVCJX
MFS® Mid Cap Value Fund | A
Prospectus:
Trading Symbol	MVCAX